Item 1. Schedule of Investments:
--------------------------------
Putnam Massachusetts Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8-31-04


Putnam Massachusetts Tax Exempt Income Fund
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The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

   AMBAC -- AMBAC Indemnity Corporation
   FGIC -- Financial Guaranty Insurance Company
   FSA -- Financial Security Assurance
   GNMA Coll. -- Government National Mortgage Association Collateralized
   G.O. Bonds -- General Obligation Bonds
   IFB -- Inverse Floating Rate Bonds
   MBIA -- MBIA Insurance Company
   VRDN -- Variable Rate Demand Notes
   U.S. Govt. Coll. -- U.S. Government Collateralized
   XLCA -- XL Capital Assurance

Municipal bonds and notes (99.3%) (a)
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Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
Massachusetts (92.1%)
-----------------------------------------------------------------------------------------------------------
     $2,150,000  Boston, Indl. Dev. Fin. Auth. Rev. Bonds
                 (Springhouse, Inc.), 6s, 7/1/28                                  BB-/P          $1,996,813
      6,055,000  Boston, Indl. Dev. Fin. Auth. Swr. Fac.
                 Rev. Bonds (Harbor Elec. Energy Co.), 7
                 3/8s, 5/15/15                                                    Aa3             6,076,677
      7,435,000  Boston, Wtr. & Swr. Comm. Rev. Bonds,
                 Ser. A, 5 3/4s, 11/1/13                                          AA              8,494,488
                 Fall River, G.O. Bonds, FSA
      1,990,000  5s, 2/1/13                                                       Aaa             2,211,388
      1,950,000  5s, 2/1/12                                                       Aaa             2,171,813
      2,100,000  Framingham, Hsg. Auth. Rev. Bonds, GNMA
                 Coll., 6.35s, 2/20/32                                            AAA             2,310,000
      5,185,000  Holden, G.O. Bonds, FGIC, 5 1/2s, 3/1/20                         Aaa             5,722,944
      4,000,000  MA Bay Trans. Auth. Rev. Bonds (Gen.
                 Trans. Syst.), Ser. A, 5 1/2s, 3/1/12                            Aa2             4,515,000
      6,420,000  MA Bay Trans. Auth. Sales Tax Rev.
                 Bonds, Ser. A, 5 1/4s, 7/1/21                                    AAA             7,190,400
      4,000,000  MA State College Bldg. Auth. Rev. Bonds,
                 Ser. B, XLCA, 5 1/2s, 5/1/28                                     Aaa             4,395,000
      7,500,000  MA State Dev. Fin. Agcy. Resource Recvy.
                 Rev. Bonds (Semass Syst.), Ser. A, MBIA,
                 5 1/2s, 1/1/10                                                   Aaa             8,371,875
                 MA State Dev. Fin. Agcy. Rev. Bonds
      1,325,000  (Beverly Enterprises, Inc.), 7 3/8s,
                 4/1/09                                                           BB+/P           1,343,219
      1,480,000  (Lasell College), 6 3/4s, 7/1/31                                 BB+/P           1,491,100
      1,965,000  (Lasell Village), Ser. A, 6 3/8s,
                 12/1/25                                                          BB/P            1,979,738
      1,950,000  (MA Biomedical Research), Ser. C, 6
                 1/8s, 8/1/12                                                     A1              2,184,000
      1,830,000  (MA Biomedical Research), Ser. C, 5
                 7/8s, 8/1/10                                                     A1              2,061,038
     10,200,000  (WGBH Edl. Foundation), Ser. A, AMBAC, 5
                 3/4s, 1/1/42                                                     Aaa            11,857,500
      1,750,000  (Boston Biomedical Research), 5 3/4s,
                 2/1/29                                                           Baa3            1,756,562
      1,315,000  (Hampshire College), 5.7s, 10/1/34                               BBB             1,364,313
      1,000,000  (Middlesex School), 5 1/8s, 9/1/23                               A1              1,051,250
      4,010,000  MA State Edl. Fin. Auth. Rev. Bonds,
                 Ser. E, AMBAC, 5s, 1/1/13                                        AAA             4,155,362
                 MA State G.O. Bonds
      5,500,000  Ser. D, 5 1/2s, 11/1/19                                          Aa2             6,325,000
      7,500,000  Ser. C, FSA, 5 1/2s, 11/1/10                                     Aaa             8,559,375
      3,750,000  Ser. C, 5 1/4s, 8/1/15                                           AAA             4,167,188
      9,100,000  Ser. B, U.S. Govt. Coll., 5s, 5/1/12                             AAA            10,078,250
                 MA State Hlth. & Edl. Fac. Auth. IFB
      7,900,000  (New England Medical Ctr.), MBIA, 8.83s,
                 7/1/18 (acquired various dates from
                 10/12/94 to 12/7/95, cost $6,845,962)                            Aaa             8,255,500
     12,000,000  AMBAC, 6s, 7/1/25                                                Aaa            12,038,876
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      3,000,000  (Winchester Hosp.), Ser. E, 6 3/4s,
                 7/1/30                                                           BBB             3,581,250
      3,125,000  (UMass Memorial), Ser. C, 6 1/2s, 7/1/21                         Baa2            3,269,531
      1,000,000  (Milford-Whitinsville Hosp.), Ser. D,
                 6.35s, 7/15/32                                                   Baa2            1,031,250
      1,300,000  (Berkshire Hlth. Syst.), Ser. E, 6 1/4s,
                 10/1/31                                                          BBB+            1,342,250
      5,000,000  (Harvard U.), Ser. N, 6 1/4s, 4/1/20                             Aaa             6,250,000
      1,000,000  (Learning Ctr. for Deaf Children), Ser.
                 C, 6 1/8s, 7/1/29                                                Ba2               972,500
      3,000,000  (Hlth. Care Syst. Covenant Hlth.), Ser.
                 E, 6s, 7/1/31                                                    A-              3,120,000
      2,100,000  (Partners Healthcare Syst.), Ser. C, 6s,
                 7/1/15                                                           Aa3             2,357,250
      1,460,000  (Partners Healthcare Syst.), Ser. C, 6s,
                 7/1/14                                                           Aa3             1,649,800
      3,015,000  (Newton-Wellesley Hosp.), Ser. E, MBIA,
                 5.9s, 7/1/11                                                     Aaa             3,169,247
      4,000,000  (Partners Healthcare Syst.), Ser. C, 5
                 3/4s, 7/1/32                                                     Aa3             4,240,000
      1,000,000  (Baystate Med. Ctr.), Ser. F, 5.7s,
                 7/1/27                                                           A1              1,037,500
      1,955,000  (Caritas Christian Oblig. Group), Ser.
                 A, 5 5/8s, 7/1/20                                                BBB             1,957,444
        800,000  (Milton Hosp.), Ser. C, 5 1/2s, 7/1/16                           BBB               814,000
      3,665,000  (Williams College), Ser. G, 5 1/2s,
                 7/1/14                                                           Aa1             4,100,219
      1,265,000  (Milton Hosp.), Ser. C, 5 1/2s, 7/1/11                           BBB             1,339,319
      2,600,000  (Cape Cod Healthcare), Ser. B, 5.45s,
                 11/15/23                                                         BBB+            2,613,000
      3,000,000  (Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28                          BBB-            2,677,500
      4,250,000  (Boston College), Ser. K, 5 3/8s, 6/1/14                         Aa3             4,866,250
      3,000,000  (Partners Healthcare Syst.), Ser. B, 5
                 1/4s, 7/1/11                                                     Aa3             3,266,250
     10,000,000  (MA Inst. of Tech.), Ser. I-1, 5.2s,
                 1/1/28                                                           Aaa            10,850,000
      1,000,000  (Wellesley College), 5s, 7/1/17                                  Aa1             1,081,250
      2,000,000  (New England Med. Ctr. Hosp.), Ser. H,
                 FGIC, 5s, 5/15/11                                                Aaa             2,210,000
      3,840,000  (New England Med. Ctr. Hosp.), Ser. H,
                 FGIC, 5s, 5/15/10                                                Aaa             4,238,400
      3,660,000  (New England Med. Ctr. Hosp.), Ser. H,
                 FGIC, 5s, 5/15/09                                                Aaa             4,012,275
      6,900,000  MA State Hlth. & Edl. Fac. Auth. VRDN,
                 Ser. D, MBIA, 1.32s, 1/1/35                                      VMIG1           6,900,000
                 MA State Hsg. Fin. Agcy. Rev. Bonds
      2,000,000  (Rental Mtge.), Ser. E, AMBAC, 5.9s,
                 7/1/25                                                           Aaa             2,075,000
      5,000,000  (Rental Mtge.), Ser. C, AMBAC, 5 5/8s,
                 7/1/40                                                           Aaa             5,168,750
      2,180,000  (Single Fam.), Ser. 86, 5.1s, 12/1/21                            Aa2             2,209,975
      1,590,000  (Rental Mtge.), Ser. E, FSA, 4.1s,
                 7/1/06                                                           Aaa             1,621,800
      1,520,000  (Rental Mtge.), Ser. E, FSA, 3.95s,
                 7/1/05                                                           Aaa             1,542,040
                 MA State Hsg. Fin. Auth. Agcy. Single
                 Fam. Mtge. Rev. Bonds, Ser. 84
        435,000  4 1/4s, 12/1/07                                                  Aa2               439,350
        360,000  4.05s, 12/1/06                                                   Aa2               366,750
        405,000  3.9s, 12/1/05                                                    AA                412,594
                 MA State Indl. Fin. Agcy. Rev. Bonds
      1,500,000  (1st Mtge. Stone Institution & Newton),
                 7.9s, 1/1/24                                                     BB-/P           1,535,085
      5,140,000  (1st Mtge. Loomis & Village), U.S. Govt.
                 Coll., 7 5/8s, 7/1/25                                            AAA             5,503,861
      2,000,000  (1st Mtge. Brookhaven), Ser. A, 7s,
                 1/1/15                                                           BBB/P           2,055,000
      1,250,000  (1st Mtge. Brookhaven), Ser. A, 7s,
                 1/1/09                                                           BBB/P           1,293,750
      4,875,000  (American Hinghan, Wtr. Treatment), 6
                 3/4s, 12/1/25                                                    BBB/P           5,112,656
      3,850,000  (1st Mtge. Berkshire Retirement), Ser.
                 A, 6 5/8s, 7/1/16                                                BBB-            3,902,937
      3,385,000  (Park School), 5.9s, 9/1/26                                      A3              3,723,500
      4,250,000  (MA Eastern Edison Co.), 5 7/8s, 8/1/08                          A2              4,304,060
      1,650,000  (Wentworth Inst. of Tech.), 5 3/4s,
                 10/1/28                                                          Baa1            1,709,812
                 MA State Port Auth. Rev. Bonds, Ser. C,
                 MBIA
      2,000,000  5s, 7/1/08                                                       Aaa             2,182,500
      5,330,000  5s, 7/1/07                                                       Aaa             5,743,075
                 MA State Special Oblig. Dedicated Tax
                 Rev. Bonds, FGIC
      2,000,000  5 1/4s, 1/1/22                                                   Aaa             2,160,000
      5,000,000  5 1/4s, 1/1/20                                                   Aaa             5,475,000
      7,000,000  MA State Wtr. Poll. Abatement Rev. Bonds
                 (Pool Program), Ser. 5, 5 3/8s, 8/1/27                           Aaa             7,323,750
                 MA State Wtr. Resource Auth. Rev. Bonds,
                 Ser. A
      5,500,000  6 1/2s, 7/15/19                                                  AA              6,771,875
     10,000,000  FGIC, 5 3/4s, 8/1/39                                             Aaa            11,025,000
      4,400,000  MA State Wtr. Resource Auth. VRDN
                 (Multi-Modal), Ser. C, 1.38s, 8/1/20                             VMIG1           4,400,000
                 Maynard, G.O. Bonds, MBIA
      1,065,000  5s, 2/1/13                                                       Aaa             1,183,481
        565,000  5s, 2/1/12                                                       Aaa               629,269
      1,760,000  Norwell, G.O. Bonds, FGIC, 5s, 11/15/18                          AAA             1,977,800
     10,000,000  Quincy, Rev. Bonds, FSA, 5.3s, 1/15/11                           Aaa            10,219,600
      1,000,000  Springfield, G.O. Bonds, MBIA, 5s,
                 1/15/13                                                          Aaa             1,106,250
                 U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1,
                 AMBAC
      2,000,000  5 3/8s, 11/1/19                                                  AAA             2,230,000
      2,500,000  5 3/8s, 11/1/18                                                  AAA             2,812,500
      2,500,000  5 3/8s, 11/1/17                                                  AAA             2,815,625
      1,000,000  5 3/8s, 11/1/16                                                  AAA             1,130,000
                 Westfield, G.O. Bonds, MBIA
      2,190,000  5s, 9/1/11                                                       Aaa             2,441,850
      2,190,000  5s, 9/1/10                                                       Aaa             2,439,113
      1,000,000  Westford, G.O. Bonds, FGIC, 5 1/4s,
                 4/1/20                                                           Aaa             1,082,500
                                                                                              -------------
                                                                                                333,197,262
Puerto Rico (7.2%)
-----------------------------------------------------------------------------------------------------------
      2,535,000  Children's Trust Fund Tobacco Settlement
                 Rev. Bonds, 5 3/8s, 5/15/33                                      BBB             2,303,681
                 Cmnwlth. of PR, Hwy. & Trans. Auth. Rev.
                 Bonds
      2,925,000  Ser. Z, MBIA, 6 1/4s, 7/1/13                                     Aaa             3,568,500
      3,000,000  Ser. AA, MBIA, 5 1/2s, 7/1/19                                    Aaa             3,532,500
     10,685,000  Cmnwlth. of PR, Muni. Fin. Agcy. Rev.
                 Bonds, Ser. A, FSA, 4 1/2s, 8/1/11                               Aaa            11,633,294
      4,500,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. NN,
                 MBIA, 5 1/4s, 7/1/22                                             Aaa             5,096,250
                                                                                              -------------
                                                                                                 26,134,225
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                 Total Investments (cost $338,278,518) (b)                                     $359,331,487
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $361,917,560.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $338,278,518, resulting in gross unrealized appreciation and depreciation of $22,009,979 and $957,010, respectively, or net unrealized appreciation of $21,052,969.

      The rates shown on VRDN are the current interest rates at August 31, 2004.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at August 31, 2004.

      The fund had the following industry group concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      Health care           26.2%
      Education             16.8
      Water & sewer         11.9

      The fund had the following insurance concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      MBIA                  15.1%
      AMBAC                 12.2
      FSA                   10.5
      FGIC                  10.5

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004